New and amended accounting standards and interpretations and changes to accounting policies	12 Months Ended
Jun. 30, 2024
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New and amended accounting standards and interpretations and changes to accounting policies
39 New and amended accounting standards and interpretations and changes to accounting policies
New and amended accounting pronouncements adopted in the current year
Amendment to IAS 12/AASB112 ‘Income taxes’ (IAS 12)
At 30 June 2023, the Group adopted amendments to IAS 12 issued by the IASB and AASB on 23 May 2023 and 27 June 2023, respectively, in relation to the Organisation for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting (BEPS) Pillar Two income tax. The amendments introduced a temporary exception to the requirements of IAS 12 under which a company does not recognise or disclose information about deferred tax assets and liabilities related to the proposed Pillar Two model rules.
At 30 June 2024, having applied the temporary exception in the prior reporting period, the Group is required to disclose the potential impacts of Pillar Two income taxes.
Refer to note 6 ‘Income tax expense’ for more information.
Amendment to IAS 1/AASB 101 ‘Presentation of Financial Statements’ (IAS 1)
On 1 July 2023, the Group adopted amendments to IAS 1 that require entities to disclose their material accounting policy information rather than their significant accounting policies. The amendments did not significantly impact the Group’s Financial Statements.
New and amended accounting pronouncements on issue but not yet effective
IFRS 18/AASB 18 ‘Presentation and Disclosure in Financial Statements’ (IFRS 18)
On 9 April 2024 and 14 June 2024, the IASB and AASB, respectively, issued IFRS 18 which will replace IAS 1 ‘Presentation of Financial Statements’ for reporting periods beginning on or after 1 January 2027, with early application permitted.
IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information based on the identified roles of the primary financial statements and the notes. Further, the classification of interest and dividends within the statement of cash flows will change for some entities. Management is currently assessing the impact of IFRS 18 on presentation and disclosures in the Group’s Financial Statements.
A number of other accounting standards and interpretations have been issued and will be applicable in future periods. While these remain subject to ongoing assessment, no significant impacts have been identified to date.
These pronouncements have not been applied in the preparation of these Financial Statements.